United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/20

Date of Reporting Period: Six months ended 07/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
July 31, 2019
Share Class | Ticker	Institutional | FICMX	Service | FITSX

Federated Government Income Trust
Fund Established 1982

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Government Income Trust
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from February 1, 2019 through July 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2019, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	97.5%
Collateralized Mortgage Obligations[2]	26.4%
Cash Equivalents[3]	6.4%
Derivative Contracts[4]	0.0%[5]
Other Assets and Liabilities—Net[6]	(30.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	All of these securities are segregated subject to dollar-roll transactions.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, including those that are segregated subject to dollar-roll transactions equal to 4% of net assets.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
July 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—97.5%
		Federal Home Loan Mortgage Corporation—13.8%
$3,280,805		3.000%, 5/1/2045	$3,338,121
339,605		3.500%, 11/1/2025	350,708
1,065,458		3.500%, 8/1/2026	1,100,292
1,155,306		3.500%, 6/1/2032	1,200,791
2,443,046		3.500%, 5/1/2046	2,524,724
13,072,843		3.500%, 9/1/2047	13,473,138
2,194,157		3.500%, 10/1/2047	2,262,028
8,590,370		3.500%, 11/1/2047	8,861,464
491,015		4.500%, 3/1/2024	507,498
459,597		4.500%, 11/1/2039	495,233
624,743		4.500%, 5/1/2040	673,183
1,025,536		4.500%, 6/1/2040	1,105,053
182,423		4.500%, 9/1/2040	196,568
204,754		5.000%, 8/1/2023	212,042
58,745		5.500%, 12/1/2021	60,281
58,258		5.500%, 1/1/2022	59,781
8,927		5.500%, 1/1/2022	9,123
7,482		5.500%, 1/1/2022	7,700
776,015		5.500%, 5/1/2034	862,285
19,651		5.500%, 12/1/2035	21,881
157,366		5.500%, 3/1/2036	175,999
322,141		5.500%, 1/1/2038	360,559
144,644		5.500%, 3/1/2038	162,078
122,779		5.500%, 11/1/2038	136,024
120,328		5.500%, 1/1/2039	134,860
117,804		6.000%, 3/1/2038	135,100
20,674		6.500%, 9/1/2029	22,936
32,375		7.000%, 2/1/2031	37,334
6,427		7.000%, 10/1/2031	7,009
37,752		7.000%, 10/1/2031	42,324
54,308		7.000%, 1/1/2032	62,670
83,103		7.000%, 3/1/2032	94,440
116,351		7.500%, 6/1/2027	130,129
16,239		7.500%, 8/1/2029	18,626
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$2,160		7.500%, 3/1/2030	$2,494
4,873		7.500%, 1/1/2031	5,601
99,919		7.500%, 2/1/2031	114,979
		TOTAL	38,965,056
		Federal National Mortgage Association—31.0%
3,084,839		3.000%, 6/1/2027	3,148,132
2,133,497		3.000%, 7/1/2027	2,177,271
1,396,104		3.000%, 6/1/2032	1,430,528
3,869,543		3.000%, 8/1/2032	3,964,957
3,123,236		3.000%, 8/1/2045	3,175,847
3,478,150		3.000%, 8/1/2045	3,536,739
17,059,533		3.000%, 10/1/2046	17,352,232
693,877		3.500%, 1/1/2026	716,562
6,628,286		3.500%, 12/1/2041	6,901,672
1,243,699		3.500%, 4/1/2042	1,293,830
464,620		3.500%, 9/1/2042	483,057
3,224,685		3.500%, 9/1/2042	3,362,727
457,409		3.500%, 9/1/2042	475,560
905,709		3.500%, 12/1/2042	941,792
3,520,313		4.000%, 12/1/2031	3,698,682
2,467,638		4.000%, 12/1/2041	2,611,948
9,228,497		4.000%, 12/1/2041	9,805,679
2,943,702		4.000%, 6/1/2042	3,110,333
6,118,668		4.000%, 12/1/2042	6,493,703
1,984,814		4.500%, 9/1/2041	2,143,671
1,147,092		4.500%, 10/1/2041	1,230,657
2,474,790		4.500%, 11/1/2041	2,655,076
158,183		4.500%, 11/1/2041	170,596
1,186,128		4.500%, 1/1/2042	1,272,536
169,181		5.000%, 10/1/2023	175,208
108,603		5.000%, 4/1/2024	113,113
1,286,678		5.000%, 1/1/2040	1,402,294
426,082		5.500%, 12/1/2035	474,583
29,043		6.000%, 2/1/2022	29,957
728,398		6.000%, 2/1/2033	817,521
31,269		6.000%, 5/1/2036	35,586
146,798		6.000%, 7/1/2036	167,881
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$443,301		6.000%, 1/1/2037	$506,806
42,445		6.000%, 9/1/2037	48,627
65,371		6.000%, 9/1/2037	74,941
128,251		6.000%, 6/1/2038	146,502
90,748		6.000%, 8/1/2038	103,774
40,272		6.000%, 10/1/2038	46,198
2,207		6.500%, 12/1/2027	2,438
3,258		6.500%, 6/1/2029	3,661
9,549		6.500%, 7/1/2029	10,717
2,145		6.500%, 8/1/2029	2,398
8,976		6.500%, 8/1/2029	10,019
57,837		6.500%, 4/1/2032	65,409
201,951		6.500%, 5/1/2032	228,153
37,838		6.500%, 12/1/2035	43,475
29,589		6.500%, 7/1/2037	34,175
433,963		6.500%, 8/1/2037	499,768
67,718		6.500%, 9/1/2037	78,225
1,288		7.000%, 7/1/2029	1,456
5,872		7.000%, 9/1/2029	6,178
394		7.000%, 10/1/2031	420
54,600		7.000%, 11/1/2031	63,066
20,176		7.000%, 12/1/2031	23,187
48,904		7.000%, 12/1/2031	56,678
22,890		7.000%, 12/1/2031	26,052
2,717		7.000%, 12/1/2031	2,776
7,243		7.000%, 1/1/2032	8,341
34,721		7.000%, 2/1/2032	40,312
19,811		7.500%, 7/1/2028	22,604
40,841		7.500%, 8/1/2031	47,262
65,720		8.000%, 12/1/2026	73,712
8,259		10.000%, 9/1/2021	8,640
21		10.000%, 11/1/2021	21
		TOTAL	87,655,921
		Government National Mortgage Association—22.3%
2,179,209		3.500%, 12/15/2040	2,267,339
4,638,468		3.500%, 9/15/2041	4,826,052
918,795		3.500%, 1/15/2042	958,536
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,913,223		3.500%, 2/15/2042	$1,995,976
1,166,007		3.500%, 5/20/2042	1,209,062
413,404		3.500%, 8/15/2042	431,931
3,131,918		3.500%, 8/20/2042	3,257,351
1,005,456		3.500%, 9/15/2042	1,049,574
861,911		3.500%, 9/15/2042	900,538
7,484,326		3.500%, 9/20/2047	7,753,668
3,301,000		4.000%, 3/15/2042	3,505,213
1,755,615		4.000%, 8/15/2042	1,864,225
758,884		4.000%, 12/15/2042	803,935
1,185,223		4.000%, 2/15/2043	1,263,731
2,505,504		4.000%, 2/15/2043	2,679,295
2,788,106		4.000%, 3/15/2043	2,981,500
887,610		4.000%, 3/15/2043	949,178
1,766,683		4.000%, 3/15/2043	1,883,706
1,125,290		4.000%, 3/15/2043	1,194,553
2,163,187		4.500%, 6/15/2040	2,329,440
3,169,975		4.500%, 8/15/2040	3,413,605
1,333,046		4.500%, 8/15/2040	1,435,498
2,041,228		4.500%, 11/15/2040	2,198,108
699,280		4.500%, 1/15/2042	747,342
154,574		4.500%, 2/15/2042	165,440
736,740		5.000%, 10/15/2033	799,424
2,377,393		5.000%, 2/15/2040	2,621,444
1,096,844		5.000%, 9/15/2041	1,206,827
1,053,497		5.000%, 10/15/2041	1,161,643
195,175		5.500%, 4/15/2034	214,184
550,522		5.500%, 6/15/2034	606,476
56,899		6.000%, 1/15/2032	63,951
275,918		6.000%, 5/15/2036	313,802
6,366		6.500%, 5/15/2027	7,009
4,866		6.500%, 1/15/2029	5,457
13,438		6.500%, 1/15/2029	15,016
9,386		6.500%, 1/20/2029	10,433
5,134		6.500%, 2/15/2029	5,559
10,231		6.500%, 3/15/2029	11,446
10,159		6.500%, 3/15/2029	11,406
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$3,187		6.500%, 3/20/2029	$3,551
4,702		6.500%, 5/20/2029	5,247
10,469		6.500%, 7/20/2029	11,682
5,040		6.500%, 8/20/2029	5,635
2,778		6.500%, 10/20/2029	3,096
4,889		6.500%, 11/20/2029	5,473
2,998		6.500%, 10/20/2030	3,381
6,117		6.500%, 4/20/2031	6,917
3,028		6.500%, 5/20/2031	3,426
17,708		6.500%, 6/20/2031	20,046
8,130		6.500%, 7/15/2031	9,217
813		6.500%, 7/15/2031	926
4,959		6.500%, 7/20/2031	5,617
5,251		6.500%, 10/20/2031	5,954
4,364		6.500%, 11/20/2031	4,950
13,027		6.500%, 1/20/2032	14,762
195,044		6.500%, 10/20/2038	226,519
19,006		7.000%, 6/15/2026	20,882
7,080		7.000%, 6/15/2026	7,771
7,530		7.000%, 12/15/2026	8,241
10,231		7.000%, 6/15/2027	11,282
1,732		7.000%, 10/15/2027	1,920
10,355		7.000%, 11/15/2027	11,430
5,165		7.000%, 2/15/2028	5,711
15,551		7.000%, 4/15/2028	17,343
23,637		7.000%, 6/15/2028	26,506
3,550		7.000%, 6/15/2028	3,984
31,107		7.000%, 7/15/2028	34,856
10,426		7.000%, 7/15/2028	11,617
50,371		7.000%, 8/15/2028	56,852
10,148		7.000%, 8/15/2028	11,353
4,160		7.000%, 9/15/2028	4,665
1,403		7.000%, 9/15/2028	1,546
6,700		7.000%, 10/15/2028	7,502
9,289		7.000%, 10/15/2028	10,462
17,970		7.000%, 10/15/2028	20,120
55,193		7.000%, 11/15/2028	62,463
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$5,909		7.000%, 11/15/2028	$6,172
57,322		7.000%, 12/15/2028	63,604
14,764		7.000%, 12/15/2028	16,720
20,890		7.000%, 12/15/2028	23,371
17,435		7.000%, 12/15/2028	19,551
4,153		7.000%, 1/15/2029	4,693
5,505		7.000%, 1/15/2029	6,234
5,563		7.000%, 1/15/2029	6,219
3,481		7.000%, 1/15/2029	3,767
11,835		7.000%, 1/15/2029	13,403
2,678		7.000%, 1/15/2029	3,023
10,717		7.000%, 1/15/2029	12,080
14,499		7.000%, 1/15/2029	16,441
4,761		7.000%, 1/15/2029	5,089
33,259		7.000%, 1/15/2029	37,689
13,279		7.000%, 1/15/2029	14,967
2,676		7.000%, 1/15/2029	2,832
11,424		7.000%, 2/15/2029	12,687
3,057		7.000%, 2/15/2029	3,461
4,985		7.000%, 2/15/2029	5,207
7,173		7.000%, 2/15/2029	8,113
2,496		7.000%, 2/15/2029	2,811
11,053		7.000%, 2/15/2029	12,493
276		7.000%, 2/15/2029	308
140		7.000%, 2/15/2029	153
1,414		7.000%, 3/15/2029	1,586
3,453		7.000%, 3/15/2029	3,892
11,582		7.000%, 3/15/2029	12,818
1,160		7.000%, 3/15/2029	1,315
1,126		7.000%, 3/15/2029	1,277
1,811		7.000%, 3/15/2029	2,056
1,173		7.000%, 3/15/2029	1,329
102		7.000%, 3/15/2029	104
2,567		7.000%, 3/15/2029	2,879
10,694		7.000%, 4/15/2029	12,142
49,511		7.000%, 4/15/2029	56,032
10,272		7.000%, 4/15/2029	11,671
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,712		7.000%, 4/15/2029	$3,069
2,256		7.000%, 4/15/2029	2,541
38		7.000%, 4/15/2029	43
5,784		7.000%, 4/15/2029	6,532
10,818		7.000%, 4/15/2029	12,113
7,855		7.000%, 4/15/2029	8,597
240		7.000%, 4/15/2029	272
3,350		7.000%, 5/15/2029	3,789
984		7.000%, 5/15/2029	1,112
2,516		7.000%, 5/15/2029	2,855
3,045		7.000%, 5/15/2029	3,461
3,093		7.000%, 5/15/2029	3,498
8,215		7.000%, 6/15/2029	9,321
2,935		7.000%, 6/15/2029	3,337
4,055		7.000%, 6/15/2029	4,574
319		7.000%, 6/15/2029	363
757		7.000%, 6/15/2029	862
11,629		7.000%, 6/15/2029	13,178
1,857		7.000%, 6/15/2029	2,111
904		7.000%, 6/15/2029	1,026
6,816		7.000%, 7/15/2029	7,714
2,413		7.000%, 7/15/2029	2,677
12,107		7.000%, 7/15/2029	13,755
61,429		7.000%, 7/15/2029	69,473
10,886		7.000%, 7/15/2029	12,383
1,193		7.000%, 7/15/2029	1,342
3,395		7.000%, 7/15/2029	3,848
6,033		7.000%, 7/15/2029	6,863
4,185		7.000%, 7/15/2029	4,707
7,488		7.000%, 7/15/2029	8,485
1,049		7.000%, 8/15/2029	1,191
2,082		7.000%, 8/15/2029	2,371
2,703		7.000%, 8/15/2029	3,055
1,593		7.000%, 8/15/2029	1,814
10,924		7.000%, 8/15/2029	12,296
4,024		7.000%, 9/15/2029	4,548
13,790		7.000%, 9/15/2029	15,637
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$6,379		7.000%, 9/15/2029	$7,270
4,949		7.000%, 9/15/2029	5,630
7,600		7.000%, 9/15/2029	8,639
2,088		7.000%, 11/15/2029	2,381
19,858		7.000%, 12/15/2029	22,473
3,918		7.000%, 12/15/2029	4,022
4,792		7.000%, 12/15/2029	5,408
3,586		7.000%, 1/15/2030	4,094
20,879		7.000%, 1/15/2030	23,851
11,914		7.000%, 1/15/2030	13,138
6,104		7.000%, 1/15/2030	6,871
22,080		7.000%, 2/15/2030	24,760
12,740		7.000%, 2/15/2030	14,553
11,681		7.000%, 2/15/2030	13,295
55,653		7.000%, 2/15/2030	63,609
54,801		7.000%, 3/15/2030	62,298
22,750		7.000%, 3/15/2030	25,797
7,911		7.000%, 4/15/2030	8,904
3,530		7.000%, 4/15/2030	4,037
17,455		7.000%, 6/15/2030	19,995
5,644		7.000%, 6/15/2030	6,435
47,001		7.000%, 8/15/2030	53,751
7,853		7.000%, 8/15/2030	8,905
12,376		7.000%, 9/15/2030	13,684
15,138		7.000%, 10/15/2030	17,312
6,658		7.000%, 10/15/2030	7,315
29,344		7.000%, 10/15/2030	33,653
6,149		7.000%, 11/15/2030	7,048
9,669		7.000%, 2/15/2031	11,107
115,491		7.000%, 2/15/2031	132,447
29,937		7.000%, 3/15/2031	34,369
4,516		7.000%, 3/15/2031	5,159
1,078		7.000%, 7/15/2031	1,230
467		7.000%, 9/15/2031	528
22,580		7.000%, 10/15/2031	26,019
10,222		7.000%, 11/15/2031	11,797
15,687		7.000%, 1/15/2032	17,908
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$9,178		7.000%, 4/15/2032	$10,490
14,690		7.000%, 5/15/2032	16,837
794		7.000%, 11/15/2032	881
606		7.000%, 1/15/2033	702
228,476		7.500%, 11/15/2027	256,474
186,259		7.500%, 11/15/2027	209,452
548		7.500%, 4/15/2029	622
5,427		7.500%, 7/15/2029	6,042
419		7.500%, 7/15/2029	477
9,919		7.500%, 8/15/2029	11,356
33,463		7.500%, 8/15/2029	37,944
8,898		7.500%, 8/15/2029	10,097
1,272		7.500%, 8/15/2029	1,457
26,017		7.500%, 8/15/2029	29,803
38,282		7.500%, 8/15/2029	43,853
755		7.500%, 8/15/2029	860
24,024		7.500%, 8/20/2029	27,383
5,008		7.500%, 9/15/2029	5,720
50,576		7.500%, 9/15/2029	57,566
28,992		7.500%, 10/15/2029	33,047
5,101		7.500%, 10/15/2029	5,859
3,424		7.500%, 10/15/2029	3,924
11,857		7.500%, 10/15/2029	13,310
7,591		7.500%, 12/15/2029	8,665
9,476		7.500%, 1/15/2030	10,825
15,698		7.500%, 3/20/2030	17,969
29,584		7.500%, 8/15/2030	33,795
56		7.500%, 10/15/2030	58
69,409		7.500%, 10/15/2030	77,196
13,967		7.500%, 10/15/2030	16,032
21,283		7.500%, 10/15/2030	24,438
10,109		7.500%, 11/20/2030	11,581
7,835		7.500%, 12/15/2030	9,048
7,812		7.500%, 1/15/2031	9,030
6,391		7.500%, 2/15/2031	7,380
24,493		7.500%, 4/20/2031	28,206
64,096		7.500%, 7/15/2031	73,424
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,729		7.500%, 9/15/2031	$1,986
12,568		7.500%, 9/15/2031	14,182
17,243		7.500%, 10/15/2031	19,973
12,617		7.500%, 11/15/2031	14,638
14,118		7.500%, 12/15/2031	15,640
7,412		7.500%, 2/15/2032	8,616
10,973		7.500%, 3/15/2032	12,629
8,928		7.500%, 5/15/2032	10,362
2,291		8.000%, 11/15/2023	2,448
62,324		8.000%, 11/15/2027	69,805
54,262		8.000%, 11/15/2027	61,226
10,166		8.000%, 5/15/2029	11,737
97,419		8.000%, 8/15/2029	112,251
74,308		8.000%, 11/15/2029	85,653
31,462		8.000%, 12/15/2029	36,286
923		8.000%, 12/15/2029	961
2,878		8.000%, 1/15/2030	3,315
14,492		8.000%, 1/15/2030	16,733
6,616		8.000%, 1/15/2030	7,608
881		8.000%, 2/15/2030	891
2,158		8.000%, 3/15/2030	2,288
12,876		8.000%, 4/15/2030	14,901
6,146		8.000%, 4/15/2030	7,077
450		8.000%, 4/15/2030	520
3,921		8.000%, 4/15/2030	4,512
7,020		8.000%, 4/15/2030	8,097
848		8.000%, 4/15/2030	978
2,155		8.000%, 5/15/2030	2,495
1,400		8.000%, 5/15/2030	1,615
8,770		8.000%, 5/15/2030	10,099
284		8.000%, 5/15/2030	324
6,410		8.000%, 5/15/2030	7,401
1,895		8.000%, 5/15/2030	2,161
11,400		8.000%, 6/15/2030	13,044
8,258		8.000%, 6/15/2030	9,528
9,601		8.000%, 6/15/2030	11,070
1,014		8.000%, 6/15/2030	1,173
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,643		8.000%, 6/15/2030	$1,863
33,252		8.000%, 6/15/2030	38,522
68,794		8.000%, 6/15/2030	79,343
5,029		8.000%, 6/15/2030	5,787
2,663		8.000%, 7/15/2030	3,073
2,199		8.000%, 7/15/2030	2,370
47,474		8.000%, 7/15/2030	54,938
10,096		8.000%, 7/15/2030	11,695
5,778		8.000%, 7/15/2030	6,675
19,292		8.000%, 8/15/2032	22,625
23,209		8.500%, 6/15/2030	26,976
		TOTAL	63,154,365
	[2]	Uniform Mortgage-Backed Securities, TBA—30.4%
41,500,000		3.000%, 8/1/2049	41,904,185
23,000,000		3.500%, 8/1/2049	23,549,845
20,000,000		4.000%, 8/1/2049	20,707,720
		TOTAL	86,161,750
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $275,517,827)	275,937,092
		COLLATERALIZED MORTGAGE OBLIGATIONS—26.4%
		Federal Home Loan Mortgage Corporation—14.0%
9,415,304	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3081, Class FB, 2.785% (1-month USLIBOR +0.460%), 12/15/2035	9,435,563
5,694,598	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3114, Class PF, 2.725% (1-month USLIBOR +0.400%), 2/15/2036	5,690,800
4,892,223	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 3910, Class FB, 2.825% (1-month USLIBOR +0.500%), 8/15/2041	4,906,875
19,610,399	[3,4]	Federal Home Loan Mortgage Corp. REMIC, Series 4863, Class F, 2.775% (1-month USLIBOR +0.450%), 3/15/2049	19,584,790
		TOTAL	39,618,028
		Federal National Mortgage Association—3.0%
1,528,607	[3,4]	Federal National Mortgage Association REMIC, Series 2007-84, Class FN, 2.766% (1-month USLIBOR +0.500%), 8/25/2037	1,532,121
6,917,527	[3,4]	Federal National Mortgage Association REMIC, Series 2018-95, Class FB, 2.666% (1-month USLIBOR +0.400%), 1/25/2049	6,903,735
		TOTAL	8,435,856
		Government National Mortgage Association—9.4%
4,795,782	[3,4]	Government National Mortgage Association REMIC, Series 2012-38, Class FA, 2.671% (1-month USLIBOR +0.400%), 3/20/2042	4,781,879
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$9,379,082	[3,4]	Government National Mortgage Association REMIC, Series 2016-116, Class DF, 2.671% (1-month USLIBOR +0.400%), 9/20/2046	$9,356,328
5,783,074	[3,4]	Government National Mortgage Association REMIC, Series 2019-6, Class FJ, 2.671% (1-month USLIBOR +0.400%), 1/20/2049	5,769,613
6,762,547	[3,4]	Government National Mortgage Association REMIC, Series 2019-10, Class FC, 2.721% (1-month USLIBOR +0.450%), 1/20/2049	6,760,974
		TOTAL	26,668,794
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $74,682,912)	74,722,678
		INVESTMENT COMPANY—6.4%
18,302,796		[4]Federated Government Obligations Fund, Premier Shares, 2.25%[5] (IDENTIFIED COST $18,302,796)	18,302,796
		TOTAL INVESTMENT IN SECURITIES—130.3% (IDENTIFIED COST $368,503,535)[6]	368,962,566
		OTHER ASSETS AND LIABILITIES - NET—(30.3)%[7]	(85,888,956)
		TOTAL NET ASSETS—100%	$283,073,610
At July 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes 5-Year Short Futures	75	$8,816,602	September 2019	$(119,121)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2019	12,066,546
Purchases/Additions	72,100,806
Sales/Reductions	(65,864,556)
Balance of Shares Held 7/31/2019	18,302,796
Value	$18,302,796
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$141,120
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	To Be Announced Securities (TBAs). All or a portion of these securities are subject to dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $366,978,339.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transaction as of July 31, 2019.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$275,937,092	$—	$275,937,092
Collateralized Mortgage Obligations	—	74,722,678	—	74,722,678
Investment Company	18,302,796	—	—	18,302,796
TOTAL SECURITIES	$18,302,796	$350,659,770	$—	$368,962,566
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(119,121)	—	—	(119,121)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(119,121)	$—	$—	$(119,121)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2019	Year Ended January 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.97	$9.97	$10.13	$10.34	$10.44	$10.28
Income From Investment Operations:
Net investment income[1]	0.11	0.24	0.21	0.17	0.17	0.25
Net realized and unrealized gain (loss)	0.21	(0.00)[2]	(0.13)	(0.17)	(0.03)	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.24	0.08	0.00	0.14	0.44
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.24)	(0.21)	(0.24)	(0.28)
Net Asset Value, End of Period	$10.17	$9.97	$9.97	$10.13	$10.34	$10.44
Total Return[3]	3.28%	2.51%	0.78%	0.02%	1.36%	4.31%
Ratios to Average Net Assets:
Net expenses	0.63%[4]	0.63%	0.63%	0.62%	0.62%	0.62%
Net investment income	2.30%[4]	2.46%	2.07%	1.64%	1.67%	2.40%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.08%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$261,689	$267,582	$356,449	$417,820	$452,756	$495,495
Portfolio turnover	154%	56%	201%	264%	307%	153%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	22%	33%	29%	17%	18%	54%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2019	Year Ended January 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.97	$9.97	$10.13	$10.34	$10.44	$10.28
Income From Investment Operations:
Net investment income[1]	0.10	0.22	0.19	0.15	0.15	0.23
Net realized and unrealized gain (loss)	0.22	(0.00)[2]	(0.13)	(0.17)	(0.03)	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.22	0.06	(0.02)	0.12	0.42
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.22)	(0.19)	(0.22)	(0.26)
Net Asset Value, End of Period	$10.18	$9.97	$9.97	$10.13	$10.34	$10.44
Total Return[3]	3.28%	2.31%	0.58%	(0.18)%	1.16%	4.11%
Ratios to Average Net Assets:
Net expenses	0.83%[4]	0.83%	0.83%	0.82%	0.82%	0.82%
Net investment income	2.10%[4]	2.26%	1.87%	1.44%	1.47%	2.22%
Expense waiver/reimbursement[5]	0.10%[4]	0.09%	0.06%	0.04%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,385	$23,873	$28,203	$34,800	$58,206	$63,715
Portfolio turnover	154%	56%	201%	264%	307%	153%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	22%	33%	29%	17%	18%	54%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $18,302,796 of investment in an affiliated holding (identified cost $368,503,535)		$368,962,566
Restricted cash (Note 2)		49,500
Income receivable		749,801
Income receivable from an affiliate holding		33,354
Receivable for shares sold		34,963
Receivable for daily variation margin on futures contracts		4,735
TOTAL ASSETS		369,834,919
Liabilities:
Payable for investments purchased	$86,171,568
Payable for shares redeemed	405,912
Bank overdraft	2,753
Income distribution payable	84,080
Payable for investment adviser fee (Note 5)	4,470
Payable for administrative fees (Note 5)	614
Payable for other service fees (Notes 2 and 5)	21,044
Accrued expenses (Note 5)	70,868
TOTAL LIABILITIES		86,761,309
Net assets for 27,820,797 shares outstanding		$283,073,610
Net Assets Consist of:
Paid-in capital		$294,472,307
Total distributable earnings (loss)		(11,398,697)
TOTAL NET ASSETS		$283,073,610
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($261,689,014 ÷ 25,719,198 shares outstanding), no par value, unlimited shares authorized		$10.17
Service Shares:
Net asset value per share ($21,384,596 ÷ 2,101,599 shares outstanding), no par value, unlimited shares authorized		$10.18
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended July 31, 2019 (unaudited)
Investment Income:
Interest			$4,021,560
Dividends received from an affiliated holding*			141,120
TOTAL INCOME			4,162,680
Expenses:
Investment adviser fee (Note 5)		$568,255
Administrative fee (Note 5)		115,977
Custodian fees		19,688
Transfer agent fee		107,134
Directors'/Trustees' fees (Note 5)		4,448
Auditing fees		14,976
Legal fees		5,306
Portfolio accounting fees		77,898
Other service fees (Notes 2 and 5)		125,664
Share registration costs		21,481
Printing and postage		14,093
Miscellaneous (Note 5)		13,765
TOTAL EXPENSES		1,088,685
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(65,709)
Reimbursement of other operating expenses (Notes 2 and 5)	(103,139)
TOTAL WAIVER AND REIMBURSEMENTS		(168,848)
Net expenses			919,837
Net investment income			3,242,843
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,781,843
Net realized loss on futures contracts			(952,280)
Net change in unrealized depreciation of investments			5,239,352
Net change in unrealized depreciation of futures contracts			154,578
Net realized and unrealized gain on investments and futures contracts			6,223,493
Change in net assets resulting from operations			$9,466,336
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 7/31/2019	Year Ended 1/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,242,843	$7,760,949
Net realized gain (loss)	829,563	(102,060)
Net change in unrealized appreciation/depreciation	5,393,930	(999,841)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,466,336	6,659,048
Distributions to Shareholders:
Institutional Shares	(3,281,175)	(7,282,256)
Service Shares	(260,836)	(593,167)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,542,011)	(7,875,423)
Share Transactions:
Proceeds from sale of shares	18,043,284	39,032,768
Net asset value of shares issued to shareholders in payment of distributions declared	2,982,874	6,599,606
Cost of shares redeemed	(35,332,374)	(137,612,148)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,306,216)	(91,979,774)
Change in net assets	(8,381,891)	(93,196,149)
Net Assets:
Beginning of period	291,455,501	384,651,650
End of period	$283,073,610	$291,455,501
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
July 31, 2019 (unaudited)
1. ORGANIZATION
Federated Government Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair
Semi-Annual Shareholder Report

value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $168,848 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended July 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$97,661	$(97,661)
Service Shares	28,003	(5,478)
TOTAL	$125,664	$(103,139)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended July 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $22,739,648. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to manage duration risk and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from
Semi-Annual Shareholder Report

writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At July 31, 2019, the Fund had no outstanding written option contracts.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(119,121)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended July 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(952,280)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$154,578
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 7/31/2019		Year Ended 1/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,641,938	$16,490,374	3,735,848	$36,874,042
Shares issued to shareholders in payment of distributions declared	271,695	2,734,179	615,291	6,062,942
Shares redeemed	(3,044,679)	(30,572,852)	(13,255,906)	(130,654,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,131,046)	$(11,348,299)	(8,904,767)	$(87,717,099)

	Six Months Ended 7/31/2019		Year Ended 1/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	154,781	$1,552,910	219,526	$2,158,726
Shares issued to shareholders in payment of distributions declared	24,714	248,695	54,481	536,664
Shares redeemed	(473,234)	(4,759,522)	(707,460)	(6,958,065)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(293,739)	$(2,957,917)	(433,453)	$(4,262,675)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,424,785)	$(14,306,216)	(9,338,220)	$(91,979,774)
4. FEDERAL TAX INFORMATION
At July 31, 2019, the cost of investments for federal tax purposes was $366,978,339. The net unrealized appreciation of investments for federal tax purposes was $1,865,106. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,828,694 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,963,588. The amounts presented are inclusive of derivative contracts.
At January 31, 2019, the Fund had a capital loss carryforward of $12,255,229 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$11,361,947	$893,282	$12,255,229
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2019, the Adviser voluntarily waived $61,519 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended July 31, 2019, the Adviser reimbursed $4,190.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2019, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended July 31, 2019, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended July 31, 2019, FSSC received $9,277 and reimbursed $103,139 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective April 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% and 0.83% (the
Semi-Annual Shareholder Report

“Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended July 31, 2019, were as follows:
Purchases	$50,220,689
Sales	$3,899,854
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2019, the Fund had no outstanding loans. During the six months ended July 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2019, there were no outstanding loans. During the six months ended July 31, 2019, the program was not utilized,
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,032.80	$3.18
Service Shares	$1,000	$1,032.80	$4.18
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.70	$3.16
Service Shares	$1,000	$1,020.70	$4.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.63%
Service Shares	0.83%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Government Income Trust (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Income Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314199100
CUSIP 314199209
8082203 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2019